NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Nature Of Operations And Going Concern
Accumulated deficit	$ 32,404,537	$ 31,735,560
Working capital	$ 1,252,139